Other Loans (Details Narrative)			3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 14, 2024 USD ($)	Jun. 19, 2020 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 14, 2024 MYR (RM)
Short-Term Debt [Line Items]
Maturity date	Nov. 13, 2030
Aggregate amount	$ 71,286								RM 300,000
Loan Agreement [Member]
Short-Term Debt [Line Items]
Aggregate amount	$ 65,784
SBA Loan [Member]
Short-Term Debt [Line Items]
Proceeds from loans		$ 150,000
Maturity date		Jun. 19, 2050
Interest rate percentage		3.75%
Debt instrument, payment terms		payable monthly beginning 12 months from the date of the promissory note
Accumulated interest			$ 1,333	$ 1,365	$ 2,660	$ 2,737	$ 5,473	$ 5,580